BANK LOAN (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of bank loan [Abstract]
Schedule of Bank Loan

Total
Balance, April 1, 2018	$-
Addition	4,527
Interest accrued	152
Interest paid	(144)
Foreign exchange impact	(60)
Balance, March 31, 2019	$4,475